Related Party Transactions (Details)	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)
Related Party Transactions (Details) [Line Items]
Raw materials purchased from related party	$ 4,649,636
Material sold to related party	122,666
Outstanding balance	$ 2,439,105
Advance balance	$395,498	$395,498
Borrowed working capitals	$ 140,578	¥ 1,000,000
Repaid the borrowed amount (in Yuan Renminbi)	152,628		$ 7,182,813		$ 5,889,557
Taizhou Huadi Industrial Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Raw materials purchased from related party			6,376,512		14,521,129
Material sold to related party	$ 1,990,329				3,228,396
Outstanding balance					5,550,504
Accounts receivable					1,880,762
Huizhi Wang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed working capitals			$ 1,844,111	¥ 12,000,000	$ 1,427,429	¥ 10,000,000
Annual interest rate			8.00%		8.00%
Juelin Wang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed working capitals			$ 998,894	6,500,000	$ 713,715	5,000,000
Annual interest rate			8.00%		8.00%
Bing Zhang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed working capitals			$ 1,844,111	¥ 12,000,000	$ 713,713	5,000,000
Annual interest rate			8.00%		8.00%
Jueqin Wang [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance			$ 359,716		$ 341,374		$ 254,319
Repaid the borrowed amount (in Yuan Renminbi) | ¥						500,000
Di Wang [Member]
Related Party Transactions (Details) [Line Items]
Borrowed working capitals					$ 142,743	¥ 1,000,000